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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment[ ]: Amendment Number: _______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Netols     Mequon, WI      November 12, 2009
---------------------    -------------
    (Signature)          (City, State)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       140
Form 13F Information Table Value Total:  $564,966
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.  Form 13F File No.  Name
---  -----------------  -----------------------
1    28-12088           Forward Management, LLC

                           Form 13F INFORMATION TABLE
                                   9/30/2009

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                           VOTING AUTHORITY
             NAME               TITLE                  VALUE     SHARES/  SH/ PUT/ INVESTMENT  OTHER   -----------------------
           OF ISSUER           OF CLASS      CUSIP   (X$1,000)  PRINCIPAL PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- ------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
ARBITRON INC                      COM      03875Q108       49       2,362  SH         OTHER      1                  2,362
ARBITRON INC                      COM      03875Q108    6,444     310,410  SH         SOLE                310,410
ALEXANDER & BALDWIN INC           COM      014482103       55       1,708  SH         OTHER      1                  1,708
ALEXANDER & BALDWIN INC           COM      014482103    7,214     224,807  SH         SOLE                224,807
AMERICAN SCIENCE & ENGR INC       COM      029429107       68         993  SH         OTHER      1                    993
AMERICAN SCIENCE & ENGR INC       COM      029429107    8,879     130,501  SH         SOLE                130,501
ANNTAYLOR STORES CORP             COM      036115103       56       3,501  SH         OTHER      1                  3,501
ANNTAYLOR STORES CORP             COM      036115103    7,291     458,860  SH         SOLE                458,860
C & D TECHNOLOGIES INC            COM      124661109        9       4,254  SH         OTHER      1                  4,254
C & D TECHNOLOGIES INC            COM      124661109    1,620     753,522  SH         SOLE                753,522
CACI INTL INC                     CL A     127190304       89       1,893  SH         OTHER      1                  1,893
CACI INTL INC                     CL A     127190304   11,822     250,092  SH         SOLE                250,092
CHAMPION ENTERPRISES INC          COM      158496109        2       4,708  SH         OTHER      1                  4,708
CHAMPION ENTERPRISES INC          COM      158496109      556   1,209,019  SH         SOLE              1,209,019
CHATTEM INC                       COM      162456107       80       1,206  SH         OTHER      1                  1,206
CHATTEM INC                       COM      162456107   10,602     159,652  SH         SOLE                159,652
CHEESECAKE FACTORY INC            COM      163072101       83       4,475  SH         OTHER      1                  4,475
CHEESECAKE FACTORY INC            COM      163072101   10,960     591,812  SH         SOLE                591,812
COMMERCIAL METALS CO              COM      201723103       61       3,420  SH         OTHER      1                  3,420
COMMERCIAL METALS CO              COM      201723103    8,004     447,167  SH         SOLE                447,167
CORINTHIAN COLLEGES INC           COM      218868107       45       2,401  SH         OTHER      1                  2,401
CORINTHIAN COLLEGES INC           COM      218868107    5,875     316,558  SH         SOLE                316,558
CARTER INC                        COM      146229109       92       3,463  SH         OTHER      1                  3,463
CARTER INC                        COM      146229109   12,303     460,783  SH         SOLE                460,783
CEDAR SHOPPING CTRS INC         COM NEW    150602209       38       5,859  SH         OTHER      1                  5,859
CEDAR SHOPPING CTRS INC         COM NEW    150602209    4,960     768,947  SH         SOLE                768,947
COMPASS MINERALS INTL INC         COM      20451N101      111       1,809  SH         OTHER      1                  1,809
COMPASS MINERALS INTL INC         COM      20451N101   14,709     238,705  SH         SOLE                238,705
DREAMWORKS ANIMATION SKG INC      CL A     26153C103       61       1,710  SH         OTHER      1                  1,710
DREAMWORKS ANIMATION SKG INC      CL A     26153C103    7,868     221,207  SH         SOLE                221,207
ENCORE ACQUISITION CO             COM      29255W100       70       1,879  SH         OTHER      1                  1,879
ENCORE ACQUISITION CO             COM      29255W100    9,085     242,927  SH         SOLE                242,927
ENERGYSOLUTIONS INC               COM      292756202       64       6,909  SH         OTHER      1                  6,909
ENERGYSOLUTIONS INC               COM      292756202    8,308     901,085  SH         SOLE                901,085
ENGLOBAL CORP                     COM      293306106       20       4,747  SH         OTHER      1                  4,747
ENGLOBAL CORP                     COM      293306106    2,551     619,147  SH         SOLE                619,147
ENTEGRIS INC                      COM      29362U104       58      11,810  SH         OTHER      1                 11,810
ENTEGRIS INC                      COM      29362U104    7,701   1,555,749  SH         SOLE              1,555,749
FAIRCHILD SEMICONDUCTOR INTL      COM      303726103       66       6,498  SH         OTHER      1                  6,498
FAIRCHILD SEMICONDUCTOR INTL      COM      303726103    8,763     856,591  SH         SOLE                856,591
FIRST MIDWEST BANCORP DEL         COM      320867104       19       1,653  SH         OTHER      1                  1,653
FIRST MIDWEST BANCORP DEL         COM      320867104    2,355     208,932  SH         SOLE                208,932
FOREST OIL CORP              COM PAR $0.01 346091705       60       3,088  SH         OTHER      1                  3,088
FOREST OIL CORP              COM PAR $0.01 346091705    7,896     403,490  SH         SOLE                403,490
FAIR ISAAC CORP                   COM      303250104       83       3,855  SH         OTHER      1                  3,855
FAIR ISAAC CORP                   COM      303250104   10,797     502,418  SH         SOLE                502,418
FREDS INC                         CL A     356108100       82       6,413  SH         OTHER      1                  6,413
FREDS INC                         CL A     356108100   10,702     840,683  SH         SOLE                840,683
FUEL TECH INC                     COM      359523107       54       4,779  SH         OTHER      1                  4,779
FUEL TECH INC                     COM      359523107    6,958     621,221  SH         SOLE                621,221
GATX CORP                         COM      361448103       51       1,832  SH         OTHER      1                  1,832
GATX CORP                         COM      361448103    6,647     237,824  SH         SOLE                237,824
GENTIVA HEALTH SERVICES INC       COM      37247A102       77       3,066  SH         OTHER      1                  3,066
GENTIVA HEALTH SERVICES INC       COM      37247A102   10,147     405,703  SH         SOLE                405,703
GTSI CORP                         COM      36238K103       26       3,255  SH         OTHER      1                  3,255
GTSI CORP                         COM      36238K103    2,825     355,333  SH         SOLE                355,333
GENERAL CABLE CORP DEL NEW        COM      369300108       71       1,812  SH         OTHER      1                  1,812
GENERAL CABLE CORP DEL NEW        COM      369300108    9,822     250,882  SH         SOLE                250,882
GENERAL MARITIME CORP NEW         SHS      Y2693R101       46       5,919  SH         OTHER      1                  5,919
GENERAL MARITIME CORP NEW         SHS      Y2693R101    6,007     776,143  SH         SOLE                776,143
GENESEE & WYO INC                 CL A     371559105       66       2,193  SH         OTHER      1                  2,193
GENESEE & WYO INC                 CL A     371559105    8,719     287,576  SH         SOLE                287,576
GLACIER BANCORP INC NEW           COM      37637Q105       48       3,189  SH         OTHER      1                  3,189
GLACIER BANCORP INC NEW           COM      37637Q105    6,225     416,654  SH         SOLE                416,654
GREENHILL & CO INC                COM      395259104       49         547  SH         OTHER      1                    547
GREENHILL & CO INC                COM      395259104    6,392      71,351  SH         SOLE                 71,351
HAEMONETICS CORP                  COM      405024100       66       1,173  SH         OTHER      1                  1,173
HAEMONETICS CORP                  COM      405024100    8,726     155,496  SH         SOLE                155,496
ICU MED INC                       COM      44930G107       72       1,958  SH         OTHER      1                  1,958
ICU MED INC                       COM      44930G107    9,519     258,250  SH         SOLE                258,250
IDEX CORP                         COM      45167R104       46       1,648  SH         OTHER      1                  1,648
IDEX CORP                         COM      45167R104    6,098     218,168  SH         SOLE                218,168
ION GEOPHYSICAL CORP              COM      462044108       44      12,416  SH         OTHER      1                 12,416
ION GEOPHYSICAL CORP              COM      462044108    5,747   1,632,737  SH         SOLE              1,632,737
KANSAS CITY SOUTHERN            COM NEW    485170302       72       2,706  SH         OTHER      1                  2,706
KANSAS CITY SOUTHERN            COM NEW    485170302    9,342     352,657  SH         SOLE                352,657
KAYDON CORP                       COM      486587108       57       1,747  SH         OTHER      1                  1,747
KAYDON CORP                       COM      486587108    7,474     230,531  SH         SOLE                230,531
LANCE INC                         COM      514606102       79       3,068  SH         OTHER      1                  3,068
LANCE INC                         COM      514606102   10,569     409,331  SH         SOLE                409,331
MANTECH INTL CORP                 CL A     564563104       88       1,872  SH         OTHER      1                  1,872
MANTECH INTL CORP                 CL A     564563104   11,589     246,053  SH         SOLE                246,053
MGIC INVT CORP WIS                COM      552848103       78      10,532  SH         OTHER      1                 10,532
MGIC INVT CORP WIS                COM      552848103   10,271   1,386,083  SH         SOLE              1,386,083
MEDICAL ACTION INDS INC           COM      58449L100       43       3,589  SH         OTHER      1                  3,589
MEDICAL ACTION INDS INC           COM      58449L100    7,370     610,600  SH         SOLE                610,600
MERIT MED SYS INC                 COM      589889104      104       5,975  SH         OTHER      1                  5,975
MERIT MED SYS INC                 COM      589889104   13,658     788,109  SH         SOLE                788,109
MID-AMER APT CMNTYS INC           COM      59522J103       77       1,708  SH         OTHER      1                  1,708
MID-AMER APT CMNTYS INC           COM      59522J103   10,150     224,900  SH         SOLE                224,900
NORTH AMERN ENERGY PARTNERS       COM      656844107       38       6,331  SH         OTHER      1                  6,331
NORTH AMERN ENERGY PARTNERS       COM      656844107    4,843     807,104  SH         SOLE                807,104
OLD NATL BANCORP IND              COM      680033107       58       5,174  SH         OTHER      1                  5,174
OLD NATL BANCORP IND              COM      680033107    7,644     682,488  SH         SOLE                682,488
PROSPERITY BANCSHARES INC         COM      743606105       53       1,536  SH         OTHER      1                  1,536
PROSPERITY BANCSHARES INC         COM      743606105    6,987     200,845  SH         SOLE                200,845
PSS WORLD MED INC                 COM      69366A100       98       4,467  SH         OTHER      1                  4,467
PSS WORLD MED INC                 COM      69366A100   12,822     587,350  SH         SOLE                587,350
ROBBINS & MYERS INC               COM      770196103       58       2,480  SH         OTHER      1                  2,480
ROBBINS & MYERS INC               COM      770196103    7,603     323,800  SH         SOLE                323,800
SCHOOL SPECIALTY INC              COM      807863105       49       2,086  SH         OTHER      1                  2,086
SCHOOL SPECIALTY INC              COM      807863105    6,364     268,310  SH         SOLE                268,310
SMITH & WESSON HLDG CORP          COM      831756101       41       7,764  SH         OTHER      1                  7,764
SMITH & WESSON HLDG CORP          COM      831756101    5,414   1,035,087  SH         SOLE              1,035,087
SPARTECH CORP                   COM NEW    847220209       50       4,638  SH         OTHER      1                  4,638
SPARTECH CORP                   COM NEW    847220209    6,485     602,119  SH         SOLE                602,119
SUNRISE SENIOR LIVING INC         COM      86768K106        6       2,140  SH         OTHER      1                  2,140
SUNRISE SENIOR LIVING INC         COM      86768K106    1,172     386,681  SH         SOLE                386,681
STEWART INFORMATION SVCS COR      COM      860372101       26       2,142  SH         OTHER      1                  2,142
STEWART INFORMATION SVCS COR      COM      860372101    3,546     286,690  SH         SOLE                286,690
SUN COMMUNITIES INC               COM      866674104       77       3,561  SH         OTHER      1                  3,561
SUN COMMUNITIES INC               COM      866674104   10,070     467,946  SH         SOLE                467,946
HANOVER INS GROUP INC             COM      410867105       66       1,589  SH         OTHER      1                  1,589
HANOVER INS GROUP INC             COM      410867105    8,742     211,509  SH         SOLE                211,509
TENNECO INC                       COM      880349105       45       3,473  SH         OTHER      1                  3,473
TENNECO INC                       COM      880349105    6,013     461,123  SH         SOLE                461,123
TERRA INDS INC                    COM      880915103       88       2,535  SH         OTHER      1                  2,535
TERRA INDS INC                    COM      880915103   11,540     332,851  SH         SOLE                332,851
TETRA TECH INC NEW                COM      88162G103       42       1,600  SH         OTHER      1                  1,600
TETRA TECH INC NEW                COM      88162G103    5,556     209,415  SH         SOLE                209,415
TITAN INTL INC ILL                COM      88830M102       30       3,368  SH         OTHER      1                  3,368
TITAN INTL INC ILL                COM      88830M102    3,940     442,710  SH         SOLE                442,710
TRACTOR SUPPLY CO                 COM      892356106       81       1,666  SH         OTHER      1                  1,666
TRACTOR SUPPLY CO                 COM      892356106   10,712     221,241  SH         SOLE                221,241
TREEHOUSE FOODS INC               COM      89469A104       95       2,672  SH         OTHER      1                  2,672
TREEHOUSE FOODS INC               COM      89469A104   12,636     354,242  SH         SOLE                354,242
TUTOR PERINI CORP                 COM      901109108       56       2,616  SH         OTHER      1                  2,616
TUTOR PERINI CORP                 COM      901109108    7,407     347,738  SH         SOLE                347,738
UNDER ARMOUR INC                  CL A     904311107       72       2,584  SH         OTHER      1                  2,584
UNDER ARMOUR INC                  CL A     904311107    9,516     341,927  SH         SOLE                341,927
UNITED NAT FOODS INC              COM      911163103       79       3,323  SH         OTHER      1                  3,323
UNITED NAT FOODS INC              COM      911163103   10,534     440,577  SH         SOLE                440,577
U S PHYSICAL THERAPY INC          COM      90337L108       47       3,088  SH         OTHER      1                  3,088
U S PHYSICAL THERAPY INC          COM      90337L108    6,206     411,835  SH         SOLE                411,835
WABTEC CORP                       COM      929740108       82       2,187  SH         OTHER      1                  2,187
WABTEC CORP                       COM      929740108   10,894     290,270  SH         SOLE                290,270
WESTAMERICA BANCORPORATION        COM      957090103       83       1,602  SH         OTHER      1                  1,602
WESTAMERICA BANCORPORATION        COM      957090103   10,946     210,496  SH         SOLE                210,496
WHITING PETE CORP NEW             COM      966387102       92       1,594  SH         OTHER      1                  1,594
WHITING PETE CORP NEW             COM      966387102   11,607     201,583  SH         SOLE                201,583
TOTAL                                                 564,966  32,976,417                              32,734,603 241,814
                                                     ========= ==========                              ========== =======